Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000049094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Select Dividend ETF
Class Name	iShares International Select Dividend ETF
Trading Symbol	IDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 23.38%.
  For the same period, the S&P Developed ex US Broad Market Index returned 11.78% and the Dow Jones EPAC Select Dividend IndexTM returned 22.87%.
What contributed to performance?
Consumer staples stocks in the United Kingdom were the largest driver of the Fund’s return during the reporting period. Tobacco stocks, which are considered defensive due to stable demand even during economic downturns, contributed. Additionally, these companies benefited from diversifying into products such as vaping and heated tobacco. Diversified banks within the financials sector were helped by strong capital positions. A banking and insurance holding company gained as it progressed on its growth strategy and strategic overhaul efforts. Italian utilities stocks also contributed, benefiting from increasing electricity consumption and growing demands for clean energy. The Spanish financials sector benefited performance, supported by a fast-growing domestic economy, robust wealth management business, and increased commercial activity.
What detracted from performance?
During the reporting period, materials stocks in Australia weighed on the Fund’s return. Companies that operate within the metals and mining segment faced headwinds such as global economic concerns, particularly weakness in China, which is Australia’s top export market. Additionally, commodity price volatility, including declining iron ore prices, negatively impacted these firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	23.38%	12.54%	5.09%
S&P Developed ex US Broad Market Index	11.78	10.83	5.29
Dow Jones EPAC Select Dividend IndexTM	22.87	12.40	5.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,689,229,350
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 20,623,968
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,689,229,350
Number of Portfolio Holdings	108
Net Investment Advisory Fees	$20,623,968
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.8%
Utilities	15.9%
Communication Services	11.1%
Consumer Discretionary	10.1%
Energy	9.3%
Materials	7.8%
Consumer Staples	7.1%
Industrials	4.9%
Real Estate	3.1%
Information Technology	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	20.6%
Italy	10.6%
France	9.5%
Spain	8.9%
Germany	7.8%
Hong Kong	7.1%
Canada	6.3%
Australia	6.2%
South Korea	6.0%
Sweden	3.9%
Other#	13.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000050169 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Developed Real Estate ETF
Class Name	iShares International Developed Real Estate ETF
Trading Symbol	IFGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 9.02%.
  For the same period, the FTSE All World ex-US Index returned 11.66% and the FTSE EPRA Nareit Developed ex US Index returned 8.36%.
What contributed to performance?
Japanese equity real estate investment trusts (“REITs”) were the largest contributors to the Fund’s return during the reporting period. Favorable exchange rates and solid demand helped drive real estate prices in Tokyo, the country’s capital. Further, robust commercial activity boosted rents and benefited office REITs, which primarily focus on owning, managing, and leasing office buildings. Diversified REITs, which own a mix of property types, also contributed due to positive trends. Real estate management and development companies were supported by solid dividend growth and a positive outlook for the Japanese real estate market. In Switzerland, REITs benefited from the country’s resilient economy, robust rental income growth, and low vacancy rates. German REITs also contributed, amid solid transaction volume and strategic acquisitions.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.02%	1.54%	0.08%
FTSE All World ex-US Index	11.66	10.30	4.97
FTSE EPRA Nareit Developed ex US Index	8.36	1.51	0.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 95,704,331
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 466,620
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$95,704,331
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$466,620
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Real Estate Operating Companies	20.6%
Industrial REITs	16.2%
Retail REITs	15.8%
Diversified Real Estate Activities	14.2%
Diversified REITs	13.7%
Office REITs	7.5%
Multi-Family Residential REITs	4.2%
Health Care REITs	2.3%
Hotel & Resort REITs	1.4%
Self Storage REITs	1.2%
Other*	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.4%
Australia	16.5%
United Kingdom	10.5%
Singapore	8.0%
Hong Kong	6.8%
Germany	5.7%
Canada	5.6%
Sweden	5.2%
France	4.4%
Switzerland	4.0%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000065074 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Clean Energy ETF
Class Name	iShares Global Clean Energy ETF
Trading Symbol	ICLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$37	0.39%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned (9.58)%.
  For the same period, the S&P Global Broad Market Index returned 10.93% and the S&P Global Clean Energy Transition Index returned (9.81)%.
What contributed to performance?
Spanish clean energy stocks contributed the most to the Fund’s return during the reporting period. In the utilities sector, a global leader in renewables and smart grids benefited from increased investments in the United States and the United Kingdom. Brazil's commitment to renewable energy significantly contributed to the performance of its utility sector. The country is experiencing increased electricity demand, driven by electrification efforts, and digital infrastructure demand.
What detracted from performance?
Clean energy stocks in the United States detracted the most from the Fund’s return during the reporting period, as companies grappled with a reversal of many clean energy policies and a potential repeal of incentives. The semiconductor and semiconductor equipment industry was the leading source of weakness, as companies that manufacture and sell solar equipment faced weakening demand for residential solar systems, as well as concerns about potential policy changes from the new U.S. presidential administration. Stocks in the industrials sector also faced challenges, particularly in the electrical equipment industry. Efforts by the new administration to prioritize fossil fuel has led to reduced investments in clean energy technologies. In Denmark, a wind turbine manufacturer was pressured by rising costs, heightening competition, and the impact of the new U.S. presidential administration.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(9.58)%	3.04%	1.23%
S&P Global Broad Market Index	10.93	12.62	8.21
S&P Global Clean Energy Transition Index	(9.81)	3.18	1.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 3, 2025, the Fund has changed the name of the S&P Global Clean Energy IndexTM to the S&P Global Clean Energy Transition Index.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,313,938,547
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 7,113,103
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,313,938,547
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$7,113,103
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	34.8%
Renewable Electricity	26.2%
Heavy Electrical Equipment	13.9%
Semiconductors	9.8%
Electrical Components & Equipment	6.5%
Semiconductor Materials & Equipment	5.2%
Construction & Engineering	1.2%
Commodity Chemicals	1.0%
Steel	0.6%
Independent Power Producers & Energy Traders	0.4%
Other*	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	22.4%
China	14.0%
Brazil	13.1%
Denmark	8.1%
Spain	7.1%
United Kingdom	6.7%
India	6.4%
Portugal	5.2%
Canada	3.8%
Japan	2.9%
Other#	10.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest country/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000141932 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global REIT ETF
Class Name	iShares Global REIT ETF
Trading Symbol	REET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 13.04%.
  For the same period, the FTSE All-World Index returned 12.00% and the FTSE EPRA Nareit Global REITs Index returned 11.87%.
What contributed to performance?
Real estate investment trusts (“REITs”) in the United States were the largest drivers of the Fund’s return during the reporting period, supported by solid economic growth, attractive dividend yields and as the U.S. Federal Reserve began to lower interest rates. Buoyed by an aging population, healthcare REITs were significant contributors, as increasing demand for senior living and long-term healthcare facilities drove occupancy growth. Specialized REITs, which include data center REITs, were also material contributors. These facilities are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Retail REITs gained amid increased consumer spending, while multi-family residential REITs were supported by recovering rent growth, favorable demographics, steady labor markets, and the high cost of homeownership, which made renting more attractive.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.04%	6.61%	3.32%
FTSE All-World Index	12.00	13.08	8.62
FTSE EPRA Nareit Global REITs Index	11.87	5.79	2.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,825,320,010
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 5,275,142
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,825,320,010
Number of Portfolio Holdings	336
Net Investment Advisory Fees	$5,275,142
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.9%
Industrial REITs	16.3%
Health Care REITs	13.2%
Multi-Family Residential REITs	10.0%
Data Center REITs	9.0%
Diversified REITs	8.3%
Self Storage REITs	6.4%
Office REITs	6.2%
Other Specialized REITs	5.2%
Single-Family Residential REITs	4.1%
Other*	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	71.5%
Australia	6.5%
Japan	6.0%
United Kingdom	4.3%
Singapore	2.9%
Canada	2.1%
France	1.9%
Belgium	1.1%
Hong Kong	0.9%
Mexico	0.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

C000237280 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Environmentally Aware Real Estate ETF
Class Name	iShares Environmentally Aware Real Estate ETF
Trading Symbol	ERET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 12.34%.
  For the same period, the FTSE All-World Index returned 12.00% and the FTSE EPRA Nareit Developed Green Target Index returned 11.39%.
What contributed to performance?
During the reporting period, real estate investment trusts (“REITs”) in the United States were the largest drivers of the Fund’s return, supported by solid economic growth, attractive dividend yields and as the U.S. Federal Reserve began to lower interest rates. Buoyed by an aging population, healthcare REITs were significant contributors to performance, as increasing demand for senior living and long-term healthcare facilities drove occupancy growth. Specialized REITs, which include data center REITs, were also material contributors. These facilities are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Retail REITs gained amid increased consumer spending, while multi-family residential REITs were supported by recovering rent growth, favorable demographics, steady labor markets, and the high cost of homeownership, which made renting more attractive.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 15, 2022 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.34%	5.09%
FTSE All-World Index	12.00	14.57
FTSE EPRA Nareit Developed Green Target Index	11.39	4.55

Performance Inception Date	Nov. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,313,090
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 28,226
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,313,090
Number of Portfolio Holdings	350
Net Investment Advisory Fees	$28,226
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.0%
Industrial REITs	13.0%
Health Care REITs	9.9%
Multi-Family Residential REITs	9.4%
Real Estate Operating Companies	8.0%
Office REITs	6.7%
Data Center REITs	6.6%
Diversified REITs	6.5%
Self Storage REITs	6.3%
Diversified Real Estate Activities	5.2%
Other*	10.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.5%
Japan	9.7%
Australia	5.1%
United Kingdom	4.4%
Singapore	3.0%
Hong Kong	2.7%
Sweden	2.2%
Germany	2.2%
France	2.0%
Canada	2.0%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.